Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,927,000
Previously Paid Amount	0.00
Total Fee Amount	579.63
Total Offset Amount	0.00
Net Fee	579.63
Narrative - Max Aggregate Offering Price	$ 3,927,000
Final Prospectus	true